SEGMENT INFORMATION - Summary of Net Sales by Customer by Segment (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue		R$ 39,468,497	R$ 39,322,786	R$ 26,093,154
Operating segments [member] | Raízen
Disclosure of operating segments [line items]
Revenue		221,693,298	244,293,722	175,047,270
Operating segments [member] | Raízen | Ethanol [member]
Disclosure of operating segments [line items]
Revenue		23,312,258	29,652,112	27,464,271
Operating segments [member] | Raízen | Sugar [member]
Disclosure of operating segments [line items]
Revenue		29,070,524	23,695,768	13,946,480
Operating segments [member] | Raízen | Gasoline [Member]
Disclosure of operating segments [line items]
Revenue		66,267,702	66,586,914	55,158,035
Operating segments [member] | Raízen | Diesel [member]
Disclosure of operating segments [line items]
Revenue		90,281,586	106,684,577	71,828,092
Operating segments [member] | Raízen | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue		3,724,090	3,688,108	3,968,947
Operating segments [member] | Raízen | Other [member]
Disclosure of operating segments [line items]
Revenue		9,037,138	13,986,243	7,288,547
Operating segments [member] | Compass [member]
Disclosure of operating segments [line items]
Revenue		17,767,327	19,719,205	12,558,362
Operating segments [member] | Compass [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue		17,767,327	19,480,661	11,937,867
Operating segments [member] | Compass [member] | Electricity trading [member]
Disclosure of operating segments [line items]
Revenue			238,544	620,495
Operating segments [member] | Compass [member] | Cogeneration [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue		710,288	943,907	653,376
Operating segments [member] | Compass [member] | Other [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue		535,735	429,493	242,226
Operating segments [member] | Compass [member] | Industrial [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue		11,411,212	12,945,164	7,496,978
Operating segments [member] | Compass [member] | Residential [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue		2,202,348	2,200,849	1,679,660
Operating segments [member] | Compass [member] | Automotive [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue		592,917	928,468	371,046
Operating segments [member] | Compass [member] | Commercial [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue		820,685	814,962	474,405
Operating segments [member] | Compass [member] | Construction revenue [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue		1,494,142	1,217,818	1,020,176
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Revenue		10,078,626	8,980,077	6,112,457
Operating segments [member] | Moove [member] | Finished product [member]
Disclosure of operating segments [line items]
Revenue		8,520,267	8,094,216	5,088,102
Operating segments [member] | Moove [member] | Basic oil [member]
Disclosure of operating segments [line items]
Revenue		765,408	596,443	457,991
Operating segments [member] | Moove [member] | Services [member]
Disclosure of operating segments [line items]
Revenue		792,951	289,418	566,364
Operating segments [member] | Rumo [member]
Disclosure of operating segments [line items]
Revenue		10,937,716	9,841,508	7,439,632
Operating segments [member] | Rumo [member] | North Operation [member]
Disclosure of operating segments [line items]
Revenue		8,346,314	7,635,243	5,479,583
Operating segments [member] | Rumo [member] | South Operation [member]
Disclosure of operating segments [line items]
Revenue		2,032,703	1,739,391	1,624,084
Operating segments [member] | Rumo [member] | Container Operations [member]
Disclosure of operating segments [line items]
Revenue		558,699	466,874	335,965
Operating segments [member] | Radar [member]
Disclosure of operating segments [line items]
Revenue		743,411	834,616	31,502
Operating segments [member] | Radar [member] | Lease and sale of lands
Disclosure of operating segments [line items]
Revenue		743,411	834,616	31,502
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Revenue		2,709	10,416	8,292
Deconsolidation of joint venture and eliminations [Member]
Disclosure of operating segments [line items]
Revenue		(221,754,590)	(244,356,758)	(175,104,361)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue		(61,292)	(63,036)	(57,091)
Elimination of intersegment amounts [member] | Raízen
Disclosure of operating segments [line items]
Revenue	[1]			R$ (4,607,102)

[1]	On June 1, 2021, Raízen S.A. started to consolidate Raízen Energia and, with that, the balances between the entities started to be presented net